Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
March 2, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant) Columbia Contrarian Asia Pacific Fund Columbia Contrarian Europe Fund Columbia Select Global Equity Fund Columbia Seligman Global Technology Fund
Post-Effective Amendment No. 209 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 209 (Amendment). This Amendment was filed electronically on February 27, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust II